Share-based compensation - Schedule of non-vested restricted equity activity (Detail) - Restricted Stock [Member]	6 Months Ended
	Jun. 30, 2020 $ / shares shares		Jun. 30, 2020 ¥ / shares shares		Jun. 30, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning, RSU	6,279,848		6,279,848		4,107,185
Vested	(1,540,141)		(1,540,141)		(465,000)
Forfeited	(274,570)		(274,570)		(62,000)
Ending, RSU	6,591,589		6,591,589		3,993,185
Beginning ,Weighted | $ / shares	$ 15.4350				$ 9.0331
Vested | $ / shares	10.0049				7.1600
Forfeited | $ / shares	16.8622				8.1384
Ending ,Weighted | $ / shares	$ 16.6036				$ 10.5960
Douyu [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning, RSU	2,049,466		2,049,466
Vested	(62,105)		(62,105)
Forfeited	(1,429,906)	[1]	(1,429,906)	[1]
Cancellation	(557,455)	[2]	(557,455)	[2]
Ending, RSU	0		0
Beginning ,Weighted | ¥ / shares			¥ 31.50
Vested | ¥ / shares			31.50
Forfeited | ¥ / shares			31.50	[1]
Cancellation | $ / shares	$ 31.50	[2]
Ending ,Weighted | ¥ / shares			¥ 0

[1]	In February 2020, the Group repurchased 1,429,906 shares of unvested restricted shares from one of the Gogo Glocal’s founders with a consideration of US$1 due to the early termination of his requisite employment service, which was considered as a forfeiture of the unvested restricted shares.
[2]	In February 2020, the Group canceled 557,455 unvested restricted shares granted. The corresponding unrecognized share-based compensation expense of RMB7,451,210 was immediately recognized in the condensed consolidated statement of comprehensive income for the six months ended June 30, 2020.